Financial Risk Management - Unused Portions of the Committed Lines of Credit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Commercial paper programs [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,226,138	¥ 1,122,892
Other committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	67,976	65,472
Committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,294,114	¥ 1,188,364